UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2000.

  Check here if Amendment                 [   ];   Amendment Number:
  This Amendment (Check only one.):       [   ]    is a restatement
                                        [   ]    adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name                         Brahman Capital Corp.
         ----------------------------------------------------------------------
  Address                      277 Park Avenue
         ----------------------------------------------------------------------
                               New York, NY 10017
         ----------------------------------------------------------------------

         Form 13F File Number:      28-

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Arthur S. Ainsberg
         ----------------------------------------------------------------------
Title:                     Chief Financial Officer
         ----------------------------------------------------------------------
Phone:                     (212) 350-5367
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ William D'Eredita             New York, NY            May 15, 2000
--------------------------         ----------------      ----------------------
      [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






275478v1

FORM 13F      NAME OF REPORTING MANAGER:     BRAHMAN CAPITAL CORP.



          ITEM 1                                       ITEM 2        ITEM 3                   ITEM 4              ITEM 5

          NAME OF ISSUER                               CLASS         CUSIP NUMBER       FAIR MARKET VALUE         SHARES
                                                                                                                       >

APGR      ARCH COMMUNICATION                           COMMON        039381-50-4         3,565,000.00            460,000
BCE       BCE INC                                      COMMON        05534B 10 9         14,324,962.00           114,200
CPS       CHOICEPOINT, INC.                            COMMON        170388-10-2         50,871,149.00         1,361,101
CIV       CONNECTIV                                    COMMON        206829-10-3          1,384,250.00            79,100
CLJ       CRESTLINE CAPITAL CORP                       COMMON        226153-10-4         27,614,548.00         1,583,630
RPD       DISPATCH MANAGEMENT SERVICE                  COMMON        254927-10-6            838,281.00           362,500
DNB       DUN & BRADSTREET                             COMMON        26483B-10-6            489,487.00            17,100
EPIC      EPICOR SOFTWARE                              COMMON        29426L-10-8          4,308,650.00           506,900
FSVP      FIND SVP INC                                 COMMON        317718-30-2            393,750.00           150,000
RX        IMS HEALTH INC.                              COMMON        449934-10-8          7,029,062.00           415,000
RXHW      IMS HEALTH INC.                              COMMON        449934-90-8          1,237,500.00             4,000 (C)
IFMX      INFOMIX CORP                                 COMMON        456779-10-7          5,409,837.00           319,400
IHF       INT'L HOME FOODS                             COMMON        459655-10-6         32,620,800.00         2,038,800
IHFFC     INTERNATIONAL HOME OF FOODS                  COMMON        459655-90-6          1,340,625.00             6,500 (C)
IHFFV     INTERNATIONAL HOME OF FOODS                  COMMON        459655-90-7            304,687.50               750 (C)
ITX       IT GROUP INC.                                COMMON        460465-40-4          2,185,857.00           289,039
KLT       KANSAS CITY POWER & LIGHT                    COMMON        485134-10-0          6,214,700.00           214,300
LTR       LOEWS CORP                                   COMMON        540424-10-8          1,500,000.00            30,000
MAT       MATTEL INC                                   COMMON        577081-10-2            525,000.00            50,000
MATGB     MATTEL INC                                   COMMON        577081-90-2            400,000.00             2,000 (C)
PPE       PARK PLACE ENTERTAINMENT                     COMMON        700690-10-0         11,365,937.00           983,000
PPEGB     PARK PLACE ENTERTAINMENT                     COMMON        700690-90-0          1,031,718.00             4,650 (C)
RHD       RH DONNELLEY CORP                            COMMON        74955W-30-7         13,290,600.00           781,800
SPW       SPX CORP                                     COMMON        784635-10-4         36,767,517.00           322,699
TOY       TOYS R US                                    COMMON        892335-10-0          8,369,062.00           565,000
TOYIV     TOYS R US                                    COMMON        892335-90-0            251,875.00               650 (C)
QTGPB     BIO TECHNOLOGY GENERAL                       COMMON        090578-95-5              4,375.00               350 (P)
UERPB     VERTICALNET                                  COMMON        92532L-95-7            261,250.00               550 (P)
USHP      UNITED SHIPPING & TECHNOLOGY                 COMMON        911498-10-3         13,488,800.00           985,074
USUDB     USEC INC                                     COMMON        90333E-90-8              1,031.00               110 (C)
WPIQG     WATSON PHARMACEUTICAL                        COMMON        942683-95-3            350,000.00             2,000 (P)

                                                                                      -----------------------
                                                                                              247,740,310.50
                                                                                      -----------------------


      Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at March 31, 2000 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.

FORM 13F                  NAME OF REPORTING MANAGER:     BRAHMAN CAPITAL CORP.


          ITEM 1                                                ITEM 6              ITEM 7               ITEM 8
                                                       INVESTMENT DISCRETION                     ---VOTING AUTHORITY---
                                                        (a)       (b)     (C)                    (a)      (b)       (C)
          NAME OF ISSUER                               SOLE     SHARED   OTHER   MANAGERS        SOLE     SHARED    OTHER

APGR      ARCH COMMUNICATION                              x                           1           x
BCE       BCE INC                                         x                           1           x
CPS       CHOICEPOINT, INC.                               x                           1           x
CIV       CONNECTIV                                       x                           1           x
CLJ       CRESTLINE CAPITAL CORP                          x                           1           x
RPD       DISPATCH MANAGEMENT SERVICE                     x                           1           x
DNB       DUN & BRADSTREET                                x                           1           x
EPIC      EPICOR SOFTWARE                                 x                           1           x
FSVP      FIND SVP INC                                    x                           1           x
RX        IMS HEALTH INC.                                 x                           1           x
RXHW      IMS HEALTH INC.                                 x                           1           x
IFMX      INFOMIX CORP                                    x                           1           x
IHF       INT'L HOME FOODS                                x                           1           x
IHFFC     INTERNATIONAL HOME OF FOODS                     x                           1           x
IHFFV     INTERNATIONAL HOME OF FOODS                     x                           1           x
ITX       IT GROUP INC.                                   x                           1           x
KLT       KANSAS CITY POWER & LIGHT                       x                           1           x
LTR       LOEWS CORP                                      x                           1           x
MAT       MATTEL INC                                      x                           1           x
MATGB     MATTEL INC                                      x                           1           x
PPE       PARK PLACE ENTERTAINMENT                        x                           1           x
PPEGB     PARK PLACE ENTERTAINMENT                        x                           1           x
RHD       RH DONNELLEY CORP                               x                           1           x
SPW       SPX CORP                                        x                           1           x
TOY       TOYS R US                                       x                           1           x
TOYIV     TOYS R US                                       x                           1           x
QTGPB     BIO TECHNOLOGY GENERAL                          x                           1           x
UERPB     VERTICALNET                                     x                           1           x
USHP      UNITED SHIPPING & TECHNOLOGY                    x                           1           x
USUDB     USEC INC                                        x                           1           x
WPIQG     WATSON PHARMACEUTICAL                           x                           1           x